DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DEBT
Summary of long term debt

	March 31, 2021	December 31, 2020
Notes payable under the Company's 2019-1 EETC agreement dated December 2019, with original loan amounts of $248,587 payable in bi-annual installments through December 2027. These notes bear interest at an annual rate of between 4.13% and 6.95% and are secured by the equipment for which the loan was used.	$227,347	$227,347

Delayed Draw Term Loan Facility (see terms and conditions above)	68,000	—

U. S. Department of the Treasury CARES Act Loan (see terms and conditions above)	—	45,419

Notes payable to Wilmington Trust Company. Notes bear interest at an annual rate of 8.45% and mature Nov. 2023 to Feb. 2024.	11,880	12,506

Other Notes payable. These notes bear interest at an annual rate of approximately 5.0% and mature March 2029.	505	529

Total Debt	307,732	285,801

Less: Unamortized debt issuance costs	(4,391)	(3,338)

Less: Current Maturities of Long-term Debt	(29,232)	(26,118)

Total Long-term Debt	$274,109	$256,345

	December 31, 2020	December 31, 2019
Notes payable under the Company’s 2019-1 EETC agreement dated December 2019, with original loan amounts of $248,587 payable in bi-annual installments through December 2027. These notes bear interest at an annual rate of between 4.13% and 6.95% and are secured by the equipment for which the loan was used	$227,347	$28,280
U. S. Department of the Treasury CARES Act Loan (see terms and conditions above)	45,419	—
Notes payable to Wilmington Trust Company dated October and November 2018, with original loan amounts totaling $55,671 payable in monthly installments through November 2023. These notes bore interest at an annual rate of 8.45%. They were refinanced in January 2020 through 2019-1 EETC notes	—	46,617
Note payable to Wilmington Trust Company dated February 2019, with an original loan amount of $12,750 payable in monthly installments of $151 through January 2024, and then final lump sum payment of $2,825 in February 2024. This note bears interest at an annual rate of 8.45% and is secured by the equipment for which the loan was used	9,813	11,237
Note payable to Wilmington Trust Company dated November 2018, with an original loan amount of $3,671 payable in monthly installments of $44 through October 2023, and then final lump sum payment of $1,101 in November 2023. This note bears interest at an annual rate of 8.45% and is secured by the equipment for which the loan was used	2,693	3,105
Note payable to Alliance Bank dated February 2019, with an original loan amount of $600 payable in monthly installments of $5 through March 2029. This note bears interest at an annual rate of 5.0%	519	569
Notes payable to Riverland Bank dated between April 2015 and May 2016, with original loan amounts totaling $734 payable in monthly installments with expirations between April 2020 and April 2021. The notes bear interest at an annual rate of 5.15% and are secured by the equipment for which the loan was used	10	97
Total Debt	285,801	89,905
Less: Unamortized debt issuance costs	(3,338)	(2,988)
Less: Current Maturities of Long-term Debt	(26,118)	(13,197)
Total Long-term Debt	$256,345	$73,720

Schedule of future maturities of the outstanding debt

	Debt Principal	Amortization of Debt
March 31, 2021	Payments	Issuance Costs	Net Debt
Remainder of 2021	$28,799	$(775)	$28,024
2022	32,059	(983)	31,076
2023	44,900	(908)	43,992
2024	43,962	(785)	43,177
2025	45,062	(670)	44,392
Thereafter	112,950	(270)	112,680
Total	$307,732	$(4,391)	$303,341

Year Ending December 31	Debt Principal Payments	Amortization of Debt Issuance Costs	Net Debt
2021	$26,928	$(810)	$26,118
2022	28,846	(752)	28,094
2023	43,819	(678)	43,141
2024	67,659	(554)	67,105
2025	64,810	(342)	64,468
Thereafter	53,739	(202)	53,537
Total	$285,801	$(3,338)	$282,463

Schedule of debt measured at fair value

	March 31, 2021	December 31, 2020
Carrying Amount	$307,732	$285,801
Fair Value	$301,513	$279,119

	December 31, 2020	December 31, 2019
Carrying Amount	$285,801	$89,905
Fair Value	$279,119	$96,342